Share-Based Payments	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
8.	SHARE-BASED PAYMENTS

a)	Option Plan Details

On March 24, 2017, and as amended on November 20, 2020, the Company’s shareholders approved: (i) the adoption of a new stock option plan (the “Plan”) pursuant to which the Company’s Board of Directors may, from time to time, in its discretion and in accordance with applicable regulatory requirements, grant to directors, officers, employees and consultants of the Company, non-transferable options to purchase Common Shares, provided that the number of Common Shares reserved for issuance will not exceed twenty percent (20%) of the issued and outstanding Common Shares at the date the options are granted (on a non-diluted and rolling basis); and (ii) the application of the Plan to all outstanding stock options of the Company that were granted prior to March 24, 2017 under the terms of the Company’s previous stock option plan. On December 18, 2024 and December 19, 2023, the Company’s Board of Directors approved the reservation of an additional 60,000 and 35,000 Common Shares under the Plan, respectively.

As of March 31, 2025 and June 30, 2024, there were 40,824 and 8,966 stock options immediately available for future allocation pursuant to applicable regulatory requirements. The maximum number of options issuable under the terms of the Plan equates to 20% of the then issued and outstanding shares. The option price under each option shall not be less than the closing price on the day prior to the date of grant. All options vest upon terms as set by the Board of Directors, either over time, up to 36 months, or upon the achievement of certain corporate milestones.

On December 20, 2024, the Company granted 28,700 stock options to its employees and external directors.

The weighted average assumptions used in the Black-Scholes option pricing model in valuing stock options granted during the three and nine months ended March 31, 2025 and 2024, are summarized in the table below.

	2025	2024
Exercise price	$4.14	$0.37
Risk-free interest rate	4.21%	3.95-4.30%
Volatility	125%	116-203%
Expected life (years)	3.4	3.5-3.6
Dividend yield	$0%	$0%

The following is a summary of changes in the Company’s outstanding options from July 1, 2024 to March 31, 2025:

	Number	Weighted Average Exercise Price
Balance at July 1, 2024	33,722	$56.69
Granted	28,700	4.14
Expired/Forfeited	(558)	45.19
Balance at March 31, 2025	61,864	$32.41
March 31, 2025:
Vested and exercisable	19,768	$89.96
Unvested	42,096	$5.39

Total expenses arising from share-based payment transactions recognized during the three months ended March 31, 2025 and 2024 were $40,454 and $55,305 respectively, of which $23,854 and $9,768, respectively, was allocated to general and administrative expenses, $15,956 and $6,659, respectively, was allocated to research and development expenses, and $644 and $506, respectively, was allocated to Cost of Goods sold.

Total expenses arising from share-based payment transactions recognized during the nine months ended March 31, 2025 and 2024 were $92,578 and $98,760 respectively, of which $55,393 and $57,231, respectively, was allocated to general and administrative expenses, $36,172 and $41,024, respectively, was allocated to research and development expenses, and $1,013 and $505, respectively, was allocated to cost of goods sold.

Unrecognized compensation cost as of March 31, 2025 (which was related to unvested options) was $99,006, which will be recognized over a weighted-average vesting period of approximately 1.3 years.

8.	SHARE-BASED PAYMENTS

a)	Option Plan Details

On March 24, 2017, and as amended on November 20, 2020, the Company’s shareholders approved: (i) the adoption of a new stock option plan (the “Plan”) pursuant to which the Company’s Board of Directors may, from time to time, in its discretion and in accordance with applicable regulatory requirements, grant to directors, officers, employees and consultants of the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed twenty percent (20%) of the issued and outstanding common shares at the date the options are granted (on a non-diluted and rolling basis); and (ii) the application of the Plan to all outstanding stock options of the Company that were granted prior to March 24, 2017 under the terms of the Company’s previous stock option plan. On December 19, 2023, the Company’s Board of Directors approved the reservation of an additional 35,000 common shares under the Plan (which common shares were registered on the Company’s Form S-8 previously filed with the SEC on December 22, 2023).

As of June 30, 2024 and 2023, there were 8,964 and 2,581 options, respectively, immediately available for future allocation pursuant to applicable regulatory requirements. The maximum number of options issuable under the terms of the Plan equates to 20% of the then issued and outstanding shares. The option price under each option shall not be less than the closing price on the day prior to the date of grant. All options vest upon terms as set by the Board of Directors, either over time, up to 36 months, or upon the achievement of certain corporate milestones.

On December 23, 2023, the Company issued 25,111 options to its employees and consultants pursuant to the Plan. The options have an exercise price of $7.40 with a term of 5 years. The options vest in equal installments monthly over three years.

On December 23, 2023, the Company additionally issued 1,420 options to members of the Company’s Board of Directors pursuant to the Plan. The options have an exercise price of $7.40 with a term of five years. The options vest on the earlier of (i) December 23, 2024 or (ii) immediately prior to the next Annual General Meeting.

On February 20, 2024, the Company issued 2,500 options to its employees pursuant to the Plan. The options have an exercise price of $7.40 with a term of five years. The options vest in equal installments monthly over three years.

On August 10, 2022, the Company issued 28 options to a member of the Company’s Board of Directors pursuant to the Plan. The options have an exercise price of $195.00with a term of five years. The options vest 1 year from issuance.

On December 16, 2022, the Company issued 2,890 options to its employees and consultants pursuant to the Plan. The options have an exercise price of $26.40 with a term of 5 years. The options vest in equal installments monthly over three years.

On December 16, 2023, the Company additionally issued 168 options to members of the Company’s Board of Directors pursuant to the Plan. The options have an exercise price of $26.40 with a term of five years. The options vest on the earlier of (i) December 16, 2023 or (ii) immediately prior to the next Annual General Meeting.

The assumptions used in the Black-Scholes model during the years ended June 30, 2024 and 2023, are set forth in the table immediately below:

June 30, 2024
Exercise price	$7.40
Risk-free interest rate	3.95 - 4.30%
Volatility	116 - 203%
Expected life (years)	3.5 - 3.6
Dividend yield	$0%

June 30, 2023
Exercise price	$35.60 – 195.00
Risk-free interest rate	3.37 - 3.77%
Volatility	92 - 125%
Expected life (years)	3.1 - 5
Dividend yield	$0%

The following is a summary of changes in outstanding options from July 1, 2022 to June 30, 2024:

	Number	Weighted Average Exercise Price

Balance as at July 1, 2022	2,780	$2,571.80
Granted	3,086	37.00
Expired/Forfeited	(734)	5,342.60
Balance as at June 30, 2023	5,132	625.60
Granted	29,020	7.40
Expired/Forfeited	(428)	3,286.80
Balance as at June 30, 2024	33,723	$57.80

June 30, 2023:
Vested and exercisable	2,553	$1,148.80
Unvested	2,578	$107.60

June 30, 2024:
Vested and exercisable	5,646	$298.00
Unvested	28,077	$8.00

Total expenses arising from share-based payment transactions recognized during the years ended June 30, 2024 and 2023 were $137,714 and $278,154, respectively, of which $80,513 and $162,200, respectively, was allocated to general and administrative expenses, $56,408 and $115,954, respectively, was allocated to research and development expenses, and $793 and $0, respectively, was allocated to Cost of Goods sold.

Unrecognized compensation cost at June 30, 2024 related to unvested options was $107,586 which will be recognized over a weighted-average vesting period of approximately 1.38 years.